ACCOUNTS PAYABLES AND ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details Narrative) - USD ($)	Jun. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable to related parties	$ 200,500	[1]	$ 709,727	[1],[2]	$ 531,000	[2]
Un-issued shares liability related party	$ 5,700	[3]	$ 38,400	[3]

[1]	$71,000 to the CEO, $70,000 to the CFO and $54,500 and the CCO for two months of salary and expenses, there are also $5,000 owed to an affiliate. At December 31, 2022 there were $286,900 to the CEO, $269,400 to the CFO and $153,427 and the CCO in salary and expenses.
[2]	$286,900 to the CEO, 269,400 to the CFO and $153,427 and the CCO for 8 months of salary for the period May through December 2022, while there was $210,000 to each the CFO and the CEO at and $111,000 for the CCO at December 31, 2021. All earlier accrued salaries due were forfeited on August 1, 2022.
[3]	There are currently 30,000 shares of Common Stock awarded but not issued to three Board Members in the first quarter of 2023. The total fair market value at the time of the award was $5,700